INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Less Valuation allowance	$ (3,065)	$ (521,856)	$ (1,059,382)
Deferred tax assets rate	0.00%	0.00%	0.00%
Hong Kong [Member]
Deferred tax assets rate	16.50%
Hong Kong [Member] | Minimum [Member]
Deferred tax assets rate	8.25%
Hong Kong [Member] | Maximum [Member]
Deferred tax assets rate	16.50%
Mainland China [Member]
Deferred tax assets rate	25.00%
Canada [Member]
Deferred tax assets rate	38.00%
PRC [Member]
Deferred tax assets rate	25.00%